RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
22. RELATED PARTY TRANSACTIONS
There were no material related party transactions for the years ended December 31, 2019 and 2018 other than the items disclosed below.
Key management personnel
Key management personnel is defined as members of the Board of Directors and certain senior officers. Compensation of key management personnel are as follows, with such compensation made on terms equivalent to those prevailing in an arm's length transaction:

	For the Years Ended December 31,
	2019	2018
Salaries, wages, and other benefits	$5,469	$3,753
Bonuses	1,947	1,052
Share-based compensation	2,547	1,965
	$9,963	$6,770